Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net
Property and Equipment, Net

3.  Property and Equipment, Net

Property and equipment, net:

	December 31,
	2013	2014
	RMB
Cost:
Buildings	172,802	235,580
Equipment	143,732	164,541
Office furniture and fixtures	28,796	31,661
Leasehold improvements	203,456	232,889
Less: accumulated depreciation	(187,034)	(256,482)
Construction in progress:	36,803	9,589
	398,555	417,778

Constructions in progress consist of restaurant properties under construction, as well as renovations for restaurants under development.

Depreciation expense for all property and equipment for the years ended December 31, 2012, 2013 and 2014 was RMB59,411, RMB70,008 and RMB78,585 ($12.7 million), respectively.